Related party transactions (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 Ye Net CNY	Dec. 31, 2012 PW Pictures CNY	Dec. 31, 2011 PW Pictures CNY	Dec. 31, 2010 PW Pictures CNY	Dec. 31, 2012 Zhizhu Network CNY	Dec. 31, 2011 Zhizhu Network CNY	Dec. 31, 2010 Zhizhu Network CNY	Dec. 31, 2011 Unknown Worlds CNY
Related party transactions
Cash collection on behalf of YeNet				1,073,284
Equity method investment	32,102,213	200,000,000	10,803,330				16,885,051			27,000,000
Loan										2,500,000	7,561,080
Marketing services								925,000	2,242,500	1,422,500
Proceeds on disposal			9,934,500			360,000,000
Office rental income					680,970	138,074